Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory	Inventory consists of the following as of December 31, 2021 and December 31, 2020:

	As of
	December 31, 2021	December 31, 2020
	(In thousands)
Raw materials	$18,890	$66
Work in process	27,123	—
Inventories, gross	46,013	66
Provision for contract losses	(11,626)	—
Reserve for inventory excess and obsolescence	(460)	—
Inventory	$33,927	$66